Remuneration and other benefits paid to the Bank’s directors and senior managers - Comparative of Executive Remuneration (Chairman and CEO) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key personnel
Percentage reduction in total compensation		50.00%
Return on average tangible shareholders' equity (in percentage)	12.73%
Period with lesser profit than current year	12 years
Bank's Directors
Remuneration of key personnel
Pensionable base, expressed as a percent of fixed remuneration	22.00%	22.00%
Chairman | Ana Botin
Remuneration of key personnel
Percentage of reduction in variable compensation		74.00%
CEO | Jose Antonio Alvarez
Remuneration of key personnel
Percentage of reduction in variable compensation		79.00%